Columbia Variable Portfolio – Strategic Income Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	137,819	138,470
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	81,613	82,237
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class B
12/17/2029	5.330%	32,921	32,930
Series 2024-X2 Class C
12/17/2029	5.620%	200,000	200,182
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	4.879%	73,928	73,957
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,150,000	1,150,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.748%	30,824	30,815
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	10.431%	250,000	202,207
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	800,000	798,006
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	150,000	108,614
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	647,740	647,233
Series 2025-2NN Class B
01/15/2032	6.475%	482,173	479,394
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	158,672	158,989
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	1,200,000	1,197,035
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	262,287	264,253
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	247,422	247,622
Series 2025-2A Class A2
05/15/2030	5.180%	342,607	343,463
Series 2026-1A Class A2
07/15/2030	5.580%	727,517	726,536
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	4.971%	600,000	600,151
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.218%	83,812	83,814
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	1,100,000	1,096,150
Montauk Park CLO Ltd.(a),(b)
Series 2026-1A Class E
3-month Term SOFR + 5.450% Floor 5.450% 04/24/2039	3.669%	600,000	592,758
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	467,838	467,803
Series 2025-1 Class B
12/22/2042	8.180%	100,000	101,950
Series 2025-A Class A
07/21/2042	6.620%	167,806	170,039
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	220,926	222,245
Series 2025-1 Class B
07/15/2032	5.628%	240,895	241,474

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-5 Class B
03/15/2033	5.440%	749,971	754,034
Series 2025-8 Class B
07/15/2033	5.409%	300,000	298,917
Series 2025-R3 Class A
01/18/2033	4.841%	484,545	484,252
Series 2026-1 Class B
09/15/2033	5.370%	1,070,000	1,069,177
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	270,991	272,802
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	425,615	427,812
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	204,137	204,876
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	215,111	215,910
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	137,634	137,955
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	201,479	202,059
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	251,549	252,265
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	191,626	192,152
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	240,589	241,157
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	158,554	159,344
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	188,059	188,940
Pagaya AI Debt Trust(a)
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	456,946	459,119
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	190,274	190,693
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	500,000	500,647
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	338,853	339,977
Series 2026-R1A Class A
07/25/2034	5.659%	520,000	520,524
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	750,000	752,439
Total Asset-Backed Securities — Non-Agency (Cost $18,398,752)			18,323,378

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	300,000	236,953
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	276,276
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.938%	150,000	149,719
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $793,567)			662,948

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(e)	1,253	21,326
Total Communication Services		21,326
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(e)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e)	415	6,163
Avaya Holdings Corp.(e)	1,975	29,329
Total		35,492
Total Information Technology		35,492
Materials —%
Containers & Packaging —%
Flint Group Packaging(c),(e)	95,393	0
Total Materials		0
Total Common Stocks (Cost $37,344)		56,818
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	251,000	248,490
Total Convertible Bonds (Cost $248,686)			248,490

Corporate Bonds & Notes 34.5%

Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	31,020
10/01/2029	4.875%	16,000	15,789
10/01/2031	5.125%	63,000	62,233
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	215,343
Boeing Co. (The)
08/01/2059	3.950%	330,000	226,937
Bombardier, Inc.(a)
07/01/2031	7.250%	37,000	38,778
06/01/2032	7.000%	37,000	38,369
Lockheed Martin Corp.
08/15/2030	4.400%	178,000	178,181
Northrop Grumman Corp.
02/01/2029	4.600%	355,000	357,404
TransDigm, Inc.(a)
08/15/2028	6.750%	94,000	95,073
03/01/2029	6.375%	122,000	124,480
03/01/2032	6.625%	152,000	155,299
01/15/2033	6.000%	43,000	43,031
05/31/2033	6.375%	193,000	192,449
01/31/2034	6.750%	262,000	265,509
07/31/2034	6.125%	34,000	33,494
Total			2,073,389
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	62,000	61,708
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	17,335	17,340
04/20/2029	5.750%	234,729	232,901
Total			311,949
Automotive 0.7%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	59,000	58,380
10/15/2033	7.750%	315,000	306,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	73,908
02/15/2030	6.750%	69,000	70,287
09/15/2032	6.750%	105,000	105,887
Ford Motor Credit Co. LLC
05/28/2027	4.950%	235,000	234,915
08/17/2027	4.125%	74,000	73,048
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	76,000	78,238
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	56,000	53,861
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	180,000	185,464
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	3,000	2,961
03/24/2031	7.500%	148,000	145,206
04/23/2032	6.875%	235,000	224,150
Total			1,613,008
Banking 2.6%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	48,000	48,365
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	23,000	22,182
Bank of America Corp.(g)
07/21/2032	2.299%	327,000	288,521
10/20/2032	2.572%	1,479,000	1,316,628
02/04/2033	2.972%	440,000	398,255
Citigroup, Inc.(g)
09/11/2031	4.503%	157,000	155,123
09/11/2036	5.174%	328,000	324,826
Goldman Sachs Group, Inc. (The)(g)
10/21/2031	4.369%	365,000	357,849
01/21/2032	4.516%	333,000	328,011
HSBC Holdings PLC(g)
03/10/2037	5.279%	409,000	401,551
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	310,000	314,439
10/22/2031	4.255%	537,000	528,648
01/22/2032	4.347%	318,000	313,484
Morgan Stanley(g)
01/16/2032	4.493%	110,000	108,192
03/12/2032	4.708%	164,000	162,891
01/30/2037	5.073%	241,000	236,043
Subordinated
09/16/2036	2.484%	345,000	296,787

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	72,000	79,453
Royal Bank of Canada(g)
02/04/2031	5.153%	75,000	76,189
08/06/2031	4.696%	67,000	66,898
Wells Fargo & Co.(g)
03/02/2033	3.350%	68,000	62,387
Total			5,886,722
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	98,000	104,104
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	86,000	85,162
Focus Financial Partners LLC(a)
09/15/2031	6.750%	93,000	92,513
Hightower Holding LLC(a)
04/15/2029	6.750%	97,000	95,001
01/31/2030	9.125%	104,000	106,025
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	171,000	170,798
08/01/2033	8.000%	177,000	174,769
Total			828,372
Building Materials 0.6%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	120,000	112,993
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	75,547
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	24,000	23,920
LBM Acquisition LLC(a)
01/15/2029	6.250%	53,000	38,812
06/15/2031	9.500%	118,000	102,666
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	243,000	246,990
03/01/2033	6.750%	219,000	222,450
QXO Building Products, Inc.(a)
04/30/2032	6.750%	106,000	108,136
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,124
08/01/2033	6.250%	61,000	60,384
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	123,727
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	214,000	207,718
Total			1,348,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	84,000	84,015
02/01/2028	5.000%	79,000	78,273
03/01/2030	4.750%	219,000	207,717
08/15/2030	4.500%	147,000	137,196
02/01/2031	4.250%	194,000	176,495
03/01/2031	7.375%	19,000	19,340
02/01/2032	4.750%	124,000	112,407
02/01/2033	7.000%	176,000	176,760
01/15/2034	4.250%	199,000	170,252
02/01/2036	7.375%	55,000	54,724
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	169,000	151,113
Charter Communications Operating LLC
06/30/2062	3.950%	235,000	138,335
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	40,000	32,177
Comcast Corp.
11/01/2056	2.937%	460,000	255,393
CSC Holdings LLC(a)
01/31/2029	11.750%	150,000	108,474
02/01/2029	6.500%	60,000	38,297
01/15/2030	5.750%	69,000	25,924
12/01/2030	4.125%	131,000	78,548
12/01/2030	4.625%	56,000	19,870
11/15/2031	5.000%	64,000	22,444
DirecTV Financing LLC(a)
02/01/2030	8.875%	6,000	5,988
DISH DBS Corp.
07/01/2028	7.375%	24,000	23,277
06/01/2029	5.125%	95,000	84,898
DISH DBS Corp.(a)
12/01/2028	5.750%	92,000	89,092
DISH Network Corp.(a)
11/15/2027	11.750%	261,000	268,887
EchoStar Corp.
11/30/2029	10.750%	204,430	220,785
EchoStar Corp.(f)
11/30/2030	6.750%	127,699	129,097
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	117,000	116,813
07/15/2028	4.000%	110,000	106,302
07/01/2030	4.125%	78,000	73,248
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	66,430
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	34,519
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	256,000	220,121
Total			3,527,211
Chemicals 2.1%
Ashland LLC(a)
09/01/2031	3.375%	189,000	169,476
Avient Corp.(a)
08/01/2030	7.125%	47,000	47,687
11/01/2031	6.250%	37,000	37,250
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	54,000	56,533
Celanese US Holdings LLC
04/15/2030	6.500%	22,000	22,425
02/15/2031	7.000%	54,000	55,409
07/15/2032	6.879%	29,000	30,284
04/15/2033	6.750%	35,000	35,899
11/15/2033	7.200%	43,000	45,921
02/15/2034	7.375%	70,000	71,808
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	93,434
HB Fuller Co.
10/15/2028	4.250%	86,000	83,136
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	10,000	9,998
INEOS Finance PLC(a)
05/15/2028	6.750%	547,000	528,865
04/15/2029	7.500%	856,000	830,623
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	209,000	171,723
Ingevity Corp.(a)
11/01/2028	3.875%	47,000	45,073
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	187,782	156,318
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	153,000	145,782
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	119,746
10/01/2029	6.250%	86,000	81,585
06/15/2031	7.250%	121,000	118,323
02/15/2033	7.250%	544,000	519,949
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	56,000	56,070
08/15/2033	6.250%	45,000	45,655
SPCM SA(a)
03/15/2027	3.125%	4,000	4,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tronox, Inc.(a)
03/15/2029	4.625%	90,000	72,101
09/30/2030	9.125%	129,000	128,810
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	485,000	445,385
03/01/2031	7.375%	93,000	93,191
08/15/2032	6.625%	421,000	410,255
08/01/2033	7.000%	51,000	49,691
Total			4,782,405
Construction Machinery 0.3%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	83,000	85,175
03/15/2031	5.750%	31,000	30,550
06/15/2033	7.250%	224,000	229,986
03/15/2034	6.000%	214,000	206,792
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,112
03/15/2031	7.750%	18,000	18,709
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	97,000	98,924
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	17,427
Total			759,675
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	75,000	72,302
12/01/2028	6.125%	233,000	223,292
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	74,527
Garda World Security Corp.(a)
11/15/2032	8.375%	54,000	54,183
Match Group Holdings II LLC(a)
10/01/2031	3.625%	52,000	46,192
Match Group, Inc.(a)
06/01/2028	4.625%	56,000	54,771
Total			525,267
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	33,000	27,986
Newell Brands, Inc.(a)
06/01/2028	8.500%	12,000	12,409
Newell Brands, Inc.
05/15/2030	6.375%	74,000	71,259
05/15/2032	6.625%	101,000	96,548

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(a)
03/31/2032	6.500%	91,000	91,061
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	50,819
Whirlpool Corp.
06/15/2030	6.125%	19,000	18,543
06/15/2033	6.500%	20,000	19,010
Total			387,635
Diversified Manufacturing 1.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	18,000	18,108
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,242,856
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,441
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	32,000	31,934
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	246,000	250,438
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	48,403
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,455
Gates Corp. (The)(a)
07/01/2029	6.875%	56,000	57,384
Madison IAQ LLC(a)
06/30/2029	5.875%	121,000	118,869
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	79,392
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,887
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	97,551
03/15/2029	6.375%	64,000	65,144
04/15/2031	5.250%	37,000	36,766
03/15/2032	6.625%	83,000	84,894
03/15/2033	6.375%	86,000	87,678
04/15/2034	5.500%	62,000	61,110
Total			2,399,310
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	240,000	160,497
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	46,714
01/15/2034	6.250%	59,000	58,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	81,000	79,176
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	75,090
02/15/2031	3.750%	109,000	101,113
01/15/2032	3.750%	186,000	169,874
01/15/2034	5.750%	54,000	53,192
DTE Energy Co.
07/01/2027	4.950%	270,000	271,843
Edison International
11/15/2028	5.250%	226,000	227,688
Exelon Corp.
03/15/2052	4.100%	15,000	11,331
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	38,285
Long Ridge Energy LLC(a)
02/15/2032	8.750%	90,000	94,389
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	75,000	74,262
01/15/2029	7.250%	135,000	139,432
NRG Energy, Inc.
01/15/2028	5.750%	28,000	28,072
NRG Energy, Inc.(a)
06/15/2029	5.250%	57,000	56,499
07/15/2029	5.750%	88,000	87,864
02/15/2032	3.875%	161,000	147,730
02/01/2033	6.000%	59,000	59,210
01/15/2034	5.750%	86,000	85,024
11/01/2034	6.250%	76,000	76,547
01/15/2036	6.000%	99,000	98,095
Pacific Gas and Electric Co.
07/01/2050	4.950%	290,000	240,884
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	40,125
PG&E Corp.(g)
03/15/2055	7.375%	57,000	57,321
09/15/2056	6.850%	25,000	24,622
Talen Energy Supply LLC(a)
02/01/2034	6.250%	103,000	102,300
02/01/2036	6.500%	103,000	103,808
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	59,000	58,368
01/15/2030	4.750%	148,000	142,235
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	75,000	74,995
07/31/2027	5.000%	24,000	23,941
05/01/2029	4.375%	60,000	58,587
10/15/2031	7.750%	116,000	121,530
04/15/2032	6.875%	43,000	44,496
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VoltaGrid LLC(a)
11/01/2030	7.375%	37,000	38,179
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	172,000	181,445
03/15/2033	8.625%	108,000	114,190
04/15/2034	7.750%	101,000	104,300
Total			3,771,344
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	54,429
01/15/2031	6.750%	96,000	99,435
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	160,000	162,228
Total			316,092
Finance Companies 1.2%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	25,000	24,808
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	59,000	56,239
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	84,764
04/15/2029	6.875%	41,000	41,957
03/15/2030	5.875%	69,000	68,919
goeasy Ltd.(a)
07/01/2029	7.625%	45,000	39,609
05/15/2030	6.875%	17,000	14,054
10/01/2030	7.375%	17,000	14,071
Navient Corp.
03/15/2027	5.000%	41,000	40,033
03/15/2029	5.500%	63,000	58,055
03/15/2031	11.500%	25,000	25,380
OneMain Finance Corp.
05/15/2029	6.625%	145,000	145,677
03/15/2030	7.875%	76,000	78,422
09/15/2030	4.000%	50,000	45,094
05/15/2031	7.500%	56,000	56,564
11/15/2031	7.125%	27,000	26,829
03/15/2032	6.750%	71,000	68,959
09/15/2032	7.125%	178,000	175,384
03/15/2033	6.500%	141,000	134,914
09/15/2033	6.750%	154,000	147,980
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	264,000	271,063
Rocket Cos, Inc.(a)
08/01/2030	6.125%	49,000	49,481
08/01/2033	6.375%	62,000	62,647
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	162,000	149,476
10/15/2033	4.000%	240,000	215,285
Springleaf Finance Corp.
11/15/2029	5.375%	6,000	5,791
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	83,000	81,720
04/15/2029	5.500%	144,000	134,768
UWM Holdings LLC(a)
02/01/2030	6.625%	137,000	129,201
03/15/2031	6.250%	223,000	203,094
Total			2,650,238
Food and Beverage 1.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	104,000	103,823
05/15/2048	5.300%	214,000	185,706
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	1,109,000	1,099,508
Bacardi-Martini BV(a)
02/01/2035	6.000%	152,000	153,954
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	145,323	154,184
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	89,000	91,131
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	124,372
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	69,948
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,660
01/31/2030	4.125%	45,000	43,009
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	36,127
Post Holdings, Inc.(a)
04/15/2030	4.625%	28,000	26,910
09/15/2031	4.500%	204,000	189,889
02/15/2032	6.250%	56,000	56,678
03/01/2033	6.375%	96,000	94,714
10/15/2034	6.250%	147,000	143,928
03/15/2036	6.500%	150,000	147,105
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	96,000	96,172
04/30/2029	4.375%	96,000	93,293
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	142,000	136,649
Tyson Foods, Inc.
06/02/2027	3.550%	650,000	643,893

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,151
02/15/2029	4.750%	61,000	60,244
06/01/2030	4.625%	94,000	91,566
01/15/2032	7.250%	44,000	45,621
Total			3,972,235
Gaming 0.8%
Boyd Gaming Corp.
12/01/2027	4.750%	58,000	57,499
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	63,000	63,822
02/15/2032	6.500%	93,000	91,978
10/15/2032	6.000%	57,000	52,466
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	60,215
05/01/2031	6.750%	33,000	33,608
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,313
10/01/2033	6.250%	106,000	103,779
MGM Resorts International
09/01/2026	4.625%	66,000	65,879
09/15/2029	6.125%	56,000	56,560
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	75,000	72,777
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	71,000	68,980
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	229,000	214,260
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	164,000	163,296
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	77,000	76,889
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	334,000	288,715
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	62,277
Voyager Parent LLC(a)
07/01/2032	9.250%	197,000	205,122
Total			1,749,435
Health Care 1.9%
Abbott Laboratories
03/15/2036	4.650%	276,000	269,653
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,741
04/15/2029	5.000%	140,000	136,412
03/15/2033	7.375%	145,000	148,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	28,299
11/01/2029	3.875%	116,000	108,834
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	76,575
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,603
03/15/2029	3.750%	95,000	90,086
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	65,000	62,439
05/15/2030	5.250%	124,000	116,839
02/15/2031	4.750%	68,000	62,705
01/15/2032	10.875%	23,000	24,710
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	186,000	192,445
CVS Health Corp.
03/25/2038	4.780%	240,000	221,075
DaVita, Inc.(a)
07/15/2033	6.750%	70,000	71,349
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	157,000	155,950
HCA, Inc.
09/01/2030	3.500%	665,000	631,457
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,966
05/15/2027	5.000%	61,000	60,836
06/01/2032	6.250%	115,000	116,749
LifePoint Health, Inc.(a)
10/15/2030	11.000%	102,000	109,826
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	186,000	184,334
Select Medical Corp.(a)
12/01/2032	6.250%	31,000	29,465
Star Parent, Inc.(a)
10/01/2030	9.000%	192,000	199,454
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	240,000	235,370
Tenet Healthcare Corp.
11/01/2027	5.125%	98,000	97,913
06/15/2028	4.625%	65,000	64,450
10/01/2028	6.125%	52,000	52,126
01/15/2030	4.375%	313,000	303,038
05/15/2031	6.750%	89,000	91,093
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	241,000	238,808
11/15/2033	6.000%	84,000	85,094
Total			4,336,400
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.4%
Centene Corp.
10/15/2030	3.000%	577,000	505,561
UnitedHealth Group, Inc.
01/15/2031	4.650%	362,000	363,752
Total			869,313
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	108,232
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	52,087
Total			160,319
Independent Energy 1.0%
APA Corp.
02/15/2055	6.750%	36,000	36,170
Civitas Resources, Inc.(a)
11/01/2030	8.625%	17,000	17,906
07/01/2031	8.750%	154,000	161,094
06/15/2033	9.625%	188,000	208,047
CNX Resources Corp.(a)
03/01/2032	7.250%	54,000	55,489
03/01/2034	5.875%	64,000	62,296
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	163,000	163,218
Comstock Resources, Inc.(a)
03/01/2029	6.750%	32,000	31,636
01/15/2030	5.875%	16,000	15,445
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	28,000	28,394
01/15/2033	7.375%	30,000	30,008
01/15/2034	8.375%	86,000	89,901
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	83,000	83,102
04/15/2032	6.250%	100,000	96,727
11/01/2033	8.375%	81,000	84,389
02/15/2035	7.250%	104,000	103,706
Matador Resources Co.(a)
04/15/2032	6.500%	94,000	95,000
04/15/2033	6.250%	96,000	96,029
04/15/2034	6.000%	54,000	53,627
Occidental Petroleum Corp.
10/01/2054	6.050%	124,000	120,450
Permian Resources Operating LLC(a)
04/15/2027	8.000%	72,000	72,072
01/15/2032	7.000%	81,000	84,052
02/01/2033	6.250%	58,000	59,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	58,000	58,915
08/01/2032	7.000%	117,000	119,451
04/15/2034	6.625%	150,000	149,919
Vital Energy, Inc.(a)
04/15/2032	7.875%	28,000	28,644
Total			2,204,749
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	21,363
Carnival Corp.(a)
03/15/2030	5.750%	87,000	87,664
08/01/2032	5.750%	195,000	195,037
02/15/2033	6.125%	83,000	83,775
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	83,000	82,606
NCL Corp., Ltd.(a)
01/15/2031	5.875%	139,000	135,024
02/01/2032	6.750%	88,000	87,329
09/15/2033	6.250%	183,000	177,722
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	250,000	241,331
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	174,000	174,286
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	34,000	34,003
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	48,544
Viking Cruises Ltd.(a)
02/15/2029	7.000%	3,000	3,004
07/15/2031	9.125%	88,000	92,761
10/15/2033	5.875%	119,000	117,705
Total			1,582,154
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	426,000	434,321
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	106,000	96,307
04/01/2032	6.125%	93,000	94,447
09/15/2033	5.750%	53,000	52,825
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	44,000	39,755
01/15/2032	6.625%	233,000	230,581

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	94,000	93,786
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	273,000	259,580
Total			867,281
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	111,000	111,580
06/01/2029	7.500%	145,000	145,584
04/01/2030	7.875%	114,000	119,450
02/15/2031	7.125%	93,000	97,474
03/15/2033	7.500%	94,000	99,571
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	36,000	26,614
Gray Media, Inc.(a)
07/15/2032	9.625%	145,000	145,116
08/15/2033	7.250%	66,000	66,482
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	42,901	38,941
Mav Acquisition Corp.(a)
08/01/2029	8.000%	57,000	56,920
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	62,000	63,328
Meta Platforms, Inc.
11/15/2055	5.625%	242,000	226,680
11/15/2065	5.750%	291,000	269,884
Nexstar Media, Inc.(a)
09/15/2033	6.500%	165,000	166,276
Nexstar Media, Inc.(a),(h)
04/15/2034	7.250%	144,000	144,314
OAK-Eagle Acquireco, Inc.(a),(h)
07/01/2033	7.250%	322,000	333,485
07/01/2034	8.750%	83,000	86,799
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	78,876
01/15/2029	4.250%	15,000	14,504
03/15/2030	4.625%	78,000	75,273
02/15/2031	7.375%	21,000	21,910
Roblox Corp.(a)
05/01/2030	3.875%	52,000	48,823
Snap, Inc.(a)
03/01/2033	6.875%	239,000	226,222
03/15/2034	6.875%	132,000	124,105
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	59,971
05/01/2029	4.500%	90,000	84,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	78,000	69,057
03/15/2042	5.050%	216,000	144,102
03/15/2052	5.141%	42,000	25,451
Total			3,171,475
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	30,330
Carpenter Technology Corp.(a)
03/01/2034	5.625%	80,000	79,278
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	24,000	24,000
03/15/2032	7.000%	15,000	14,515
05/01/2033	7.375%	16,000	15,658
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	71,000	73,513
Constellium SE(a)
06/15/2028	5.625%	88,000	87,708
04/15/2029	3.750%	184,000	175,771
08/15/2032	6.375%	97,000	98,027
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	36,000
04/01/2029	6.125%	143,000	142,806
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	148,000	139,807
03/01/2034	5.875%	210,000	206,444
Novelis Corp.(a)
01/30/2030	4.750%	120,000	113,656
08/15/2031	3.875%	88,000	78,316
08/15/2033	6.375%	78,000	76,501
Novelis, Inc.(a)
01/30/2030	6.875%	29,000	29,255
Total			1,421,585
Midstream 2.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	109,000	115,510
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	116,000	118,728
CNX Midstream Partners LP(a)
04/15/2030	4.750%	162,000	154,379
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	232,000	240,121
06/30/2033	7.375%	232,000	233,776
Enbridge, Inc.
04/05/2027	5.250%	240,000	241,963
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	624,000	530,527
09/30/2040	3.250%	200,000	153,667
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	400,000	404,975
Hess Midstream Operations LP(a)
03/01/2028	5.875%	38,000	38,298
10/15/2030	5.500%	38,000	37,729
ITT Holdings LLC(a)
08/01/2029	6.500%	15,000	14,621
NuStar Logistics LP
04/28/2027	5.625%	72,000	72,138
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	38,000	39,095
Sunoco LP(a),(g),(i)
	7.875%	337,000	343,428
Sunoco LP(a)
05/01/2029	7.000%	66,000	67,703
07/15/2031	5.375%	77,000	76,377
05/01/2032	7.250%	62,000	64,205
07/01/2033	6.250%	85,000	85,509
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	45,911
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	156,000	158,157
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	77,010
08/15/2031	4.125%	106,000	98,586
11/01/2033	3.875%	58,000	51,415
Venture Global LNG, Inc.(a),(g),(i)
	9.000%	280,000	278,731
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	81,126
01/15/2030	7.000%	49,000	50,120
06/01/2031	8.375%	69,000	71,759
02/01/2032	9.875%	75,000	80,564
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	39,000	40,118
05/01/2033	7.500%	59,000	64,894
01/15/2034	6.500%	136,000	141,791
06/15/2034	6.500%	51,000	53,066
05/01/2035	7.750%	59,000	66,141
01/15/2036	6.750%	222,000	234,900
Western Midstream Operating LP
03/01/2031	4.800%	74,000	73,281
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	515,358
Total			5,215,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	44,867
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	114,000	112,921
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	29,015
04/01/2031	5.875%	72,000	72,304
10/01/2033	6.500%	107,000	107,915
10/01/2035	6.750%	196,000	199,082
Nabors Industries, Inc.(a)
01/31/2030	9.125%	94,000	98,659
08/15/2031	8.875%	22,000	22,940
11/15/2032	7.625%	147,000	150,430
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	88,215	90,217
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	23,755
05/15/2031	8.500%	96,000	100,853
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	220,000	225,140
Total			1,278,098
Other Industry 0.1%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	31,000	30,434
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	31,439
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,321
04/15/2030	6.625%	38,000	38,514
10/01/2031	7.375%	15,000	15,370
Total			146,078
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	30,000	31,040
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	146,000	145,181
05/15/2029	4.875%	32,000	30,791
02/01/2030	7.000%	29,000	29,349
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,373
02/15/2029	4.500%	15,000	14,556
04/01/2032	6.500%	51,000	51,943
06/15/2033	6.500%	53,000	53,929
03/15/2034	5.750%	26,000	25,661

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,904
Service Properties Trust(a)
11/15/2031	8.625%	42,000	43,904
Total			464,631
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	211,000	193,187
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	168,000	157,152
04/15/2032	6.750%	71,000	67,163
Silgan Holdings, Inc.
02/01/2028	4.125%	120,000	117,236
Total			534,738
Pharmaceuticals 0.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%	265,000	269,725
AbbVie, Inc.
03/15/2029	4.800%	411,000	417,626
11/21/2029	3.200%	113,000	108,781
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	85,000	78,013
09/30/2028	11.000%	19,000	19,436
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	204,000	200,102
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	70,956
Organon Finance 1 LLC(a)
04/30/2028	4.125%	30,000	29,086
04/30/2031	5.125%	20,000	16,325
Total			1,210,050
Property & Casualty 1.3%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	25,000	24,734
08/01/2029	6.000%	115,000	108,004
07/01/2032	6.750%	248,000	238,404
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	102,024
10/15/2027	6.750%	18,000	17,996
04/15/2028	6.750%	90,000	90,473
11/01/2029	5.875%	59,000	57,275
01/15/2031	7.000%	78,000	78,664
10/01/2031	6.500%	41,000	40,467
10/01/2032	7.375%	161,000	158,039
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	61,488
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	171,000	172,749
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	503,000	488,317
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	63,000	61,364
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	199,000	193,912
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	217,000	203,520
HUB International Ltd.(a)
06/15/2030	7.250%	261,000	267,972
01/31/2032	7.375%	319,000	325,396
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	143,000	143,228
Ryan Specialty LLC(a)
08/01/2032	5.875%	52,000	51,459
Total			2,885,485
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	87,986
Norfolk Southern Corp.
08/01/2030	5.050%	304,000	310,685
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	198,000	203,560
Total			602,231
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	166,000	162,460
01/15/2028	4.375%	163,000	160,807
09/15/2029	5.625%	59,000	59,323
10/15/2030	4.000%	101,000	94,889
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	319,000	298,037
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	52,553
Total			828,069
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	70,000	70,880
08/01/2033	7.375%	200,000	202,110
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	44,000	41,701
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	166,539	177,034
Belron UK Finance PLC(a)
10/15/2029	5.750%	57,000	57,292
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	20,299
01/15/2030	6.375%	22,000	22,195
L Brands, Inc.
11/01/2035	6.875%	46,000	45,253
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	31,182
08/01/2031	8.250%	35,000	36,318
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	28,135
PetSmart LLC/Finance Corp.(a)
09/15/2032	7.500%	89,000	89,729
09/15/2033	10.000%	60,000	59,845
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	119,000	110,167
Total			992,140
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	49,000	48,001
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	113,000	111,191
Total			159,192
Technology 3.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	139,000	143,923
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	302,000	300,287
APLD ComputeCo LLC(a)
12/15/2030	9.250%	245,000	252,448
Black Pearl Compute LLC(a)
02/15/2031	6.125%	132,000	134,417
Block, Inc.
06/01/2026	2.750%	157,000	156,270
06/01/2031	3.500%	31,000	28,167
05/15/2032	6.500%	103,000	103,578
Block, Inc.(a)
08/15/2030	5.625%	73,000	72,606
08/15/2033	6.000%	57,000	56,068
Broadcom, Inc.(a)
11/15/2036	3.187%	246,000	205,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CACI International, Inc.(a)
06/15/2033	6.375%	155,000	157,654
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	33,000	24,546
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	39,000	27,962
Cipher Compute LLC(a)
11/15/2030	7.125%	134,000	138,872
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	408,000	351,258
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	323,000	311,622
06/30/2032	8.250%	81,000	76,979
08/15/2033	6.625%	24,000	21,365
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	463,000	381,934
CoreWeave, Inc.(a)
06/01/2030	9.250%	79,000	76,834
02/01/2031	9.000%	100,000	95,108
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	75,169
06/15/2030	5.950%	152,000	153,335
Fair Isaac Corp.(a)
05/15/2033	6.000%	46,000	45,133
Flash Compute LLC(a)
12/31/2030	7.250%	74,000	74,642
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	77,393
Intel Corp.
03/25/2050	4.750%	220,000	177,724
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	150,000	116,196
ION Platform Finance US, Inc./SARL(a)
05/01/2028	5.000%	51,000	47,526
05/15/2028	5.750%	103,000	97,073
05/30/2029	9.500%	361,000	339,248
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	214,637
07/15/2030	5.250%	90,000	87,367
01/15/2033	6.250%	38,000	37,903
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	162,000	151,326
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	119,000	127,373
NCR Corp.(a)
10/01/2028	5.000%	98,000	94,424
04/15/2029	5.125%	25,000	23,955

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	149,000	149,551
05/15/2031	10.375%	61,000	61,689
02/15/2033	9.500%	48,000	46,754
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	193,105
Oracle Corp.
09/26/2065	6.100%	779,000	645,680
Picard Midco, Inc.(a)
03/31/2029	6.500%	195,000	189,750
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	7,000	5,988
03/15/2030	10.750%	17,000	14,118
07/15/2030	11.125%	27,000	22,882
Science Applications International Corp.(a)
11/01/2033	5.875%	128,000	125,196
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	54,000	56,743
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	50,043
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	17,363
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	118,000	116,125
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	46,137
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	392,000	388,460
Synaptics, Inc.(a)
06/15/2029	4.000%	98,000	92,837
UKG, Inc.(a)
02/01/2031	6.875%	86,000	84,310
WEX, Inc.(a)
03/15/2033	6.500%	97,000	94,976
WULF Compute LLC(a)
10/15/2030	7.750%	63,000	66,573
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	117,000	97,307
Total			7,623,511
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	98,000	95,549
06/15/2032	8.375%	132,000	131,471
ERAC USA Finance LLC(a)
05/01/2028	4.600%	393,000	394,786
Total			621,806
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
Altice France(a)
04/15/2032	6.500%	211,129	199,628
SBA Communications Corp.
02/01/2029	3.125%	112,000	106,142
Sprint Capital Corp.
11/15/2028	6.875%	88,000	93,024
T-Mobile USA, Inc.
01/15/2029	4.850%	559,000	565,075
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	32,000	27,456
07/15/2031	4.750%	110,000	94,632
04/15/2032	7.750%	90,000	86,293
Total			1,172,250
Wirelines 0.8%
Fibercop SpA(a)
07/18/2036	7.200%	59,000	58,757
Iliad Holding SAS(a)
10/15/2028	7.000%	103,000	103,629
Iliad Holding SASU(a)
04/15/2031	8.500%	37,000	38,740
04/15/2032	7.000%	56,000	56,115
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	99,000	103,274
Optics Bidco SpA(a)
06/04/2038	7.721%	48,000	48,049
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	28,000	26,414
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	86,000	87,468
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	943,288
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	137,000	143,499
Windstream Services LLC(a)
10/15/2033	7.500%	66,000	68,595
Total			1,677,828
Total Corporate Bonds & Notes (Cost $77,311,426)			77,362,135
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)

Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
High Yield 0.9%
Columbia Short Duration High Yield ETF(j)	98,000	1,973,720
Total Exchange-Traded Fixed Income Funds (Cost $1,968,820)		1,973,720

Foreign Government Obligations(k),(l) 9.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%		200,000	177,092
Bahrain 0.1%
Bahrain Government International Bond(a)
02/03/2038	7.100%		200,000	187,633
Brazil 0.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	1,000,000	192,807
Brazilian Government International Bond
06/12/2030	3.875%		202,000	192,768
01/12/2056	7.250%		370,000	362,402
Total				747,977
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		70,000	69,933
11/15/2028	8.500%		27,000	28,106
02/15/2030	9.000%		69,000	72,869
12/01/2031	7.000%		34,000	35,945
Total				206,853
Chile 0.3%
Chile Government International Bond
05/07/2041	3.100%		599,000	452,587
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%		333,000	326,121
Total				778,708
Colombia 0.3%
Colombia Government International Bond
02/02/2034	7.500%		731,000	747,088
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/30/2030	4.500%		155,000	147,304
04/30/2044	7.450%		200,000	207,942
01/27/2045	6.850%		307,000	298,497
01/30/2060	5.875%		334,000	278,223
Total				931,966
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecuador 0.2%
Ecuador Government International Bond(a)
01/29/2034	8.750%	390,000	381,965
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2047	8.500%	250,000	215,324
02/16/2061	7.500%	718,000	543,811
Total			759,135
Ghana 0.3%
Ghana Government International Bond(a),(g)
07/03/2035	5.000%	956,802	814,468
Guatemala 0.3%
Guatemala Government Bond(a)
08/06/2031	6.050%	205,000	208,763
08/15/2036	6.250%	510,000	518,923
Total			727,686
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%	302,000	314,377
India 0.2%
Export-Import Bank of India(a)
01/15/2030	3.250%	239,000	227,420
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%	200,000	182,508
Total			409,928
Indonesia 0.6%
Indonesia Government International Bond
02/11/2049	5.350%	375,000	353,964
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	200,000	196,301
PT Pertamina Persero(a)
02/09/2031	2.300%	200,000	175,412
05/30/2044	6.450%	596,000	600,847
Total			1,326,524
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	519,000	486,911
01/30/2037	8.250%	388,000	397,338
Total			884,249

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kenya 0.1%
Republic of Kenya Government International Bond(a)
02/26/2039	8.700%		200,000	180,673
Mexico 1.6%
Comision Federal de Electricidad(a)
01/28/2034	6.045%		200,000	193,714
Mexican Bonos
03/02/2028	8.500%	MXN	4,650,000	262,038
Mexico Government International Bond
03/22/2033	5.375%		694,000	677,162
05/07/2036	6.000%		200,000	198,604
01/29/2038	6.625%		200,000	203,727
02/09/2038	6.125%		294,000	286,960
Petroleos Mexicanos
06/15/2035	6.625%		820,000	761,393
02/12/2048	6.350%		400,000	305,765
01/23/2050	7.690%		734,000	636,011
Total				3,525,374
Mongolia 0.2%
Mongolia Government International Bond(a)
01/19/2028	8.650%		400,000	418,027
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		634,000	577,607
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		400,000	416,573
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	198,637
Peru 0.4%
Peruvian Government International Bond
03/30/2036	5.500%		707,000	705,425
11/18/2050	5.625%		174,000	165,595
Total				871,020
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		166,000	175,063
02/14/2051	4.000%		306,000	196,616
Total				371,679
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.1%
GACI First Investment Co.(a)
01/29/2054	5.375%	200,000	173,355
South Africa 0.7%
Republic of South Africa Government International Bond
09/30/2049	5.750%	510,000	393,601
04/20/2052	7.300%	784,000	724,119
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%	439,000	400,882
Total			1,518,602
Sri Lanka 0.2%
Sri Lanka Government International Bond(a),(g)
02/15/2038	3.600%	472,372	420,590
Turkey 0.8%
Turkey Government International Bond
05/11/2047	5.750%	366,000	273,542
Turkiye Government International Bond
02/12/2032	7.125%	1,548,000	1,549,932
Total			1,823,474
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	189,767
DP World Ltd.(a)
09/25/2048	5.625%	200,000	178,673
Total			368,440
Total Foreign Government Obligations (Cost $20,699,319)			20,259,700

Joint Ventures(m) 0.7%
Value ($)
Itasca Park LLC(c),(e),(j),(n),(o)	989,520
Itasca Park LLC - Unfunded(c),(e),(j),(n),(o)	608,000
Total Joint Ventures (Cost $1,600,000)	1,597,520
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)

Residential Mortgage-Backed Securities - Agency 29.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(p)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.438%	1,293,516	127,572
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.224%	1,807,059	192,762
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.424%	1,877,445	217,981
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.888%	4,345,392	314,173
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	1.438%	7,529,646	415,548
Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.362%	1,825,325	1,793,134
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.962%	1,543,879	1,554,081
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,146,135	1,019,546
06/01/2052	3.500%	3,033,807	2,803,573
09/01/2052- 10/01/2053	5.000%	1,654,192	1,659,962
12/01/2053	5.500%	806,091	822,000
12/01/2053	6.000%	733,416	762,170
Federal Home Loan Mortgage Corp.(b),(p)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.047%	302,491	31,685
Federal Home Loan Mortgage Corp. REMICS(p)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,387,150	199,084
CMO Series 5192 Class PI
10/25/2051	2.500%	1,360,398	169,072
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5198 Class KI
02/25/2052	3.000%	1,006,328	170,180
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	6,607,373	5,868,414
05/01/2052	3.500%	3,632,443	3,381,770
10/01/2053	5.500%	799,502	815,280
Federal National Mortgage Association(p),(q)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	621,989	6
Federal National Mortgage Association(p)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	469,706	64,234
CMO Series 2021-3 Class TI
02/25/2051	2.500%	1,880,508	320,336
Federal National Mortgage Association(b),(p)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.374%	181,247	21,462
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.224%	320,939	37,815
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	2.324%	235,880	27,249
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.374%	509,506	61,593
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.374%	230,700	30,028
Federal National Mortgage Association REMICS(p)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	5,428,869	667,817
Federal National Mortgage Association REMICS(b),(p)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	2.038%	3,285,549	176,160

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(p)
CMO Series 5287 Class NI
05/25/2051	3.500%	968,289	193,831
Freddie Mac REMICS(b),(p)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	2.213%	2,260,448	234,725
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	2.188%	954,721	81,309
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.888%	6,321,205	545,364
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.612%	933,844	934,793
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.612%	1,823,709	1,838,112
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	5.012%	848,578	852,604
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.612%	696,790	697,116
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.612%	361,104	361,017
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.962%	577,763	583,232
Government National Mortgage Association(p)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	423,145	19,514
CMO Series 2020-138 Class GI
09/20/2050	3.000%	581,019	101,663
CMO Series 2021-140 Class IW
08/20/2051	3.500%	804,939	149,877
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-16 Class KI
01/20/2051	2.500%	981,318	143,592
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,130,679	228,134
CMO Series 2021-89 Class IO
05/20/2051	3.000%	844,073	151,242
Government National Mortgage Association(b),(p)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	2.311%	283,898	36,211
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.411%	247,317	30,139
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.461%	255,319	31,203
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.411%	415,934	52,180
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.361%	620,596	80,670
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	2.311%	334,201	40,558
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	2.311%	290,202	40,769
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.411%	554,714	67,801
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.261%	613,768	73,622
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.261%	196,018	21,598
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.261%	481,278	44,597
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.261%	392,538	43,607
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.361%	307,573	33,648
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.361%	313,064	32,932
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.411%	1,319,620	168,812
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	2.261%	968,034	113,069
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.811%	856,924	125,579
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.261%	1,050,093	113,027
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.511%	903,173	126,159
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.511%	1,578,518	203,324
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.377%	1,885,658	174,745
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	2.277%	656,899	76,519
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	3.127%	1,612,259	203,927
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.261%	1,768,077	218,941
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.261%	958,855	104,750
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	2.361%	1,640,220	187,086
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	2.361%	1,945,660	228,544
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.261%	1,615,616	169,142
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	2.017%	1,113,528	97,824

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	2.077%	1,937,048	179,399
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.411%	1,712,678	204,716
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	2.261%	1,877,630	214,665
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	2.277%	1,727,896	133,332
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.977%	1,825,594	215,621
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.411%	1,672,166	173,378
CMO Series 2024-24 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.261%	4,794,585	553,271
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.511%	2,131,362	257,389
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	1.577%	2,913,356	135,802
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	3.277%	2,900,736	324,358
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	2.339%	1,387,304	139,962
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	1.627%	1,745,752	94,041
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.577%	829,733	98,902
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.577%	1,284,304	166,513
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.977%	1,977,288	204,588
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.677%	13,469,594	353,961
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	1.627%	1,931,664	125,078
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.773%	978,400	981,772
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.673%	778,377	792,464
Government National Mortgage Association TBA(h)
04/21/2056	3.000%	2,000,000	1,785,187
Uniform Mortgage-Backed Security TBA(h)
04/16/2041- 04/13/2056	3.000%	2,000,000	1,833,145
04/13/2056	4.000%	5,300,000	5,000,675
04/13/2056	4.500%	1,500,000	1,447,509
04/13/2056	5.000%	6,500,000	6,409,823
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/13/2056	5.500%	6,000,000	6,027,635
04/13/2056	6.000%	5,000,000	5,096,640
Total Residential Mortgage-Backed Securities - Agency (Cost $67,330,074)			66,731,621

Residential Mortgage-Backed Securities - Non-Agency 6.7%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	357,686	361,174
Angel Oak Mortgage Trust(a),(g)
CMO Series 2025-8 Class A2
07/25/2070	5.613%	889,915	890,351
Barclays Mortgage Loan Trust(a),(q)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	302,030	303,632
Cross Mortgage Trust(a),(q)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	348,642	349,689
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.912%	300,000	310,644
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	6.662%	600,000	634,859
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	6.712%	300,000	315,419
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	112,448	110,936
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	250,000	241,275
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.412%	450,000	460,782
Freddie Mac Structured Agency Credit Risk Debt Notes(p)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	20,721,240	123,304
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	37,333,570	96,026
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	37,333,570	122,697
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	500,000	424,818
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	430,769	432,149
GITSIT Mortgage Loan Trust(a),(g)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	161,781	161,883
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2026-R1 Class A1
04/25/2063	5.534%	400,000	400,649
HOMES Trust(a),(q)
CMO Series 2025-AFC4 Class A1
11/25/2060	5.149%	746,598	744,646
JPMorgan Mortgage Trust(a),(q)
CMO Series 2026-NQX1 Class A1
07/25/2066	5.428%	500,000	500,029
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	200,490
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	1,158,947	1,161,781
MFA Trust(a),(q)
CMO Series 2026-NQMR1 Class A1
11/25/2067	5.502%	350,000	349,760
OBX Trust(a),(g)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	212,400	213,412
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	227,543	221,414
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	341,462
PRPM LLC(a),(g)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	470,502	470,673
CMO Series 2024-8 Class A1
12/25/2029	5.897%	269,944	270,035
CMO Series 2025-2 Class A1
05/25/2030	6.469%	429,832	428,649
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.000% 10/25/2070	4.986%	1,117,018	1,110,709
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	6.812%	162,822	163,221

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	6.562%	145,550	146,230
SAIF Securitization Trust(a),(g)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	537,150	537,116
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	651,821
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.293%	141,616	142,892
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	338,843	338,115
VCAT LLC(a),(g)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.101%	452,728	453,240
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	18,870	18,874
Visio Trust(a),(q)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	197,994
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	99,036
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	645,844	647,430
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $14,990,720)			15,149,316

Senior Loans 10.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Karman Holdings, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	6,673	6,669
TransDigm, Inc.(b),(r)
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.168%	14,135	14,137
Total			20,806
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.418%	102,978	101,896
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(r)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.668%	148,503	146,492
Focus Financial Partners LLC(b),(r)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.168%	121,196	117,118
GTCR Everest Borrower LLC(b),(r)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.200%	135,583	134,504
Jefferies Finance LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.428%	102,106	100,319
June Purchaser LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,234
June Purchaser LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.450%	114,557	114,250
Osaic Holdings, Inc.(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	103,899	101,861
VFH Parent LLC(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.168%	131,100	130,881
Total			864,659
Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(r)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.174%	33,201	15,770
DG Investment Intermediate Holdings 2, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.918%	39,556	39,507
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.450%	81,250	81,047
Johnstone Supply LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.918%	49,374	49,003
LBM Acquisition LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.525%	49,125	39,171
1-month Term SOFR + 5.000% 06/06/2031	8.675%	99,997	84,104
Madison Safety & Flow LLC(b),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.176%	21,565	21,552
Park River Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 4.500% 03/15/2031	8.161%	35,106	34,242
Quikrete Holdings, Inc.(b),(r)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.918%	52,229	52,099
Smyrna Ready Mix Concrete LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.668%	108,802	108,576
Specialty Building Products Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.518%	116,923	98,995
White Cap Supply Holdings LLC(b),(r)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.918%	98,750	94,763
Total			718,829
Cable and Satellite 0.2%
Sunrise Financing Partnership(b),(r)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%	118,267	117,343
Virgin Media Bristol LLC(b),(r)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.037%	300,000	288,468
Total			405,811
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.9%
A-AP Buyer, Inc.(b),(c),(r)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.417%	33,328	33,328
Chemours Co. (The)(b),(r)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.168%	149,625	148,316
Ineos Quattro Holdings UK Ltd.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.018%	439,757	341,911
Ineos US Finance LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.918%	898,454	780,154
1-month Term SOFR + 3.000% 02/07/2031	6.668%	44,931	38,464
Lummus Technology Holdings V LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.168%	107,615	106,674
Olympus Water US Holding Corp.(b),(r)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	272,649	261,301
Rockpoint Gas Storage Partners LP(b),(r)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.200%	148,125	148,273
USALCO LLC(b),(r)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.176%	4,793	4,775
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.168%	45,943	45,765
Total			1,908,961
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	59,530	59,695
Resilience Parent LLC(b),(r)
Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.126%	45,220	44,951
Total			104,646

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.918%	149,250	149,168
Arches Buyer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.018%	473,750	471,457
BCPE Empire Holdings, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.173%	64,920	63,825
Fleet Midco I Ltd.(b),(c),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 02/21/2031	6.419%	36,939	36,939
OMNIA Partners LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	147,758	147,481
Raven Acquisition Holdings LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	10,877	10,658
Raven Acquisition Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.668%	150,758	147,716
Rosen International SARL(b),(r)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.950%	111,377	111,278
Total			1,138,522
Consumer Products 0.1%
Lavender Dutch Borrow BV(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	90,844	89,368
SRAM LLC(b),(r)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.923%	52,652	52,345
Total			141,713
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
Columbus McKinnon Corp.(b),(r)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	73,591	73,223
CompoSecure Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.928%	20,320	20,232
Dynamo Midco BV(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.921%	59,103	51,346
Madison IAQ LLC(b),(r)
Term Loan
6-month Term SOFR + 2.750% 11/08/2032	6.378%	104,165	104,303
TK Elevator Midco GmbH(b),(r)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	474,396	475,155
WEC US Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.668%	248,111	247,567
Total			971,826
Electric 0.6%
Astoria Project Partners LLC/Energy LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	0.000%	38,309	38,316
Bayonne Energy Center LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	126,288	126,288
Carroll County Energy LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	92,861	93,209
Compass Power Generation LLC(b),(r)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.918%	43,772	43,976
Constellation Renewables LLC(b),(r)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.673%	397,796	397,713
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.917%	144,553	144,450
CPV Fairview LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	65,578	65,222
EFS Cogen Holdings I LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.700%	28,332	28,358
Hamilton Projects Acquiror LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.168%	104,608	104,701
Invenergy Thermal Operating I LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	24,330	24,340
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	1,540	1,540
Lackawanna Energy Center LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.419%	140,146	140,087
South Field Energy LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	36,108	36,131
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	2,182	2,184
West Deptford Energy Holdings LLC(b),(r)
Term Loan
3-month Term SOFR + 3.000% 07/24/2032	7.778%	80,427	79,924
Total			1,326,439
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.918%	148,293	148,602
GFL Environmental Services, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	149,250	149,157
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Group Services, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.417%	101,728	102,236
Tidal Waste & Recycling Holdings LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	59,400	59,356
Total			459,351
Finance Companies 0.1%
Neptune BidCo US, Inc.(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.760%	64,817	61,770
Red SPV LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.925%	52,106	51,976
Total			113,746
Food and Beverage 0.5%
Aramark Intermediate HoldCo Corp.(b),(r)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.418%	300,000	300,000
Aspire Bakeries Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.668%	148,500	148,500
CHG PPC Parent LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.782%	60,003	59,965
Froneri International Ltd.(b),(r)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.250% 09/30/2032	5.877%	66,500	65,151
Golden State Foods LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	149,244	149,244
Primo Brands Corp.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/19/2031		170,169	170,355

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sazerac Co., Inc.(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.670%	184,654	184,397
Treehouse Foods, Inc.(b),(r)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.918%	31,391	31,209
Total			1,108,821
Gaming 0.4%
Caesars Entertainment, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.918%	407,035	394,824
ECL Entertainment LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.668%	142,777	141,706
Flutter Entertainment PLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	5.700%	159,240	157,250
HRNI Holdings LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.100%	130,952	126,369
Ontario Gaming GTA LP(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.950%	148,858	139,182
Total			959,331
Health Care 0.5%
Cotiviti, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.418%	148,875	136,742
Hopper Merger Sub, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		71,662	70,767
Medline Borrower LP(b),(r)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.418%	408,299	408,744
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.418%	148,116	147,498
Resonetics LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.421%	148,875	148,085
US Fertility Enterprises LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	7,053	7,026
US Fertility Enterprises LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 12/30/2032	7.167%	46,549	46,374
WS Audiology A/S(b),(r)
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 02/28/2029	6.948%	121,502	121,350
Total			1,086,586
Home Construction 0.0%
Salas O’Brien, Inc.(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		2,191	2,185
Salas O’Brien, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.418%	16,977	16,935
Tecta America Corp.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.418%	25,811	25,690
Total			44,810
Independent Energy 0.0%
Hilcorp Energy I LP(b),(r)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.425%	59,400	59,326
Leisure 0.3%
Alterra Mountain Co.(b),(c),(r)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.168%	57,679	57,607
Alterra Mountain Co.(b),(r)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.168%	237,844	237,400
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	101,045	100,792
Cinemark USA, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.927%	148,872	149,164
TKO Worldwide Holdings LLC(b),(r)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	148,131	147,941
Total			692,904
Life Insurance 0.1%
OneDigital Borrower LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.668%	129,394	124,825
Lodging 0.1%
SGH2 LLC(b),(r)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.200%	80,629	79,117
Travel + Leisure Co.(b),(r)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.668%	149,245	148,779
Total			227,896
Media and Entertainment 0.2%
Cengage Learning, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.672%	147,010	143,717
Oak-Eagle Acquireco, Inc.(b),(r),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 03/24/2033		112,017	111,318
Plano Holdco, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	135,122	108,097
Total			363,132
Midstream 0.0%
AL GCX Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.923%	29,963	29,935
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Pelican Pipeline LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	30,617	30,617
Other Financial Institutions 0.3%
A-AG US GSI Bidco, Inc.(b),(r)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.700%	60,149	59,848
Acuren Delaware Holdco, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.418%	148,870	148,543
Apex Group Treasury LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	61,914	56,238
BCP VI Summit Holdings LP(b),(r)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.668%	55,441	55,326
Citco Funding LLC(b),(r)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.667%	32,989	32,835
Emerald 2 Ltd.(b),(r)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	116,047	116,047
Mariner Wealth Advisers LLC(b),(r)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	31,773	31,647
Opal US LLC(b),(r)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.700%	149,250	149,095
Total			649,579
Other Industry 0.8%
Aramark Intermediate HoldCo Corp.(b),(r)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.418%	466,250	466,250
Bach Finance Ltd.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	27,880	27,488

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brand Industrial Services, Inc.(b),(r)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.164%	755,027	646,175
Chariot Buyer LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.418%	68,028	67,323
Dayforce Bidco LLC(b),(r)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.661%	215,573	203,656
Grant Thornton Advisors LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.418%	79,689	74,069
LSF12 Helix Parent LLC(b),(r)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.168%	71,587	70,549
MRP Buyer LLC(b),(r),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.476%	16,884	16,863
MRP Buyer LLC(b),(r)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.950%	132,399	132,234
Pinnacle Buyer LLC(b),(r),(s),(t)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	24,194	24,201
Pinnacle Buyer LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.161%	125,492	125,531
Total			1,854,339
Other REIT 0.0%
OEG Borrower LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.186%	54,722	54,814
Packaging 0.4%
Charter Next Generation, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.171%	247,389	245,637
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	6.918%	74,227	69,142
Flint Group Packaging Inks North America Holdings LLC(b),(r)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.033%	142,374	5,517
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	8.183%	170,339	160,439
LC Ahab US Bidco LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.168%	148,120	146,269
Owens-Brockway Glass Container, Inc.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.668%	96,188	95,065
ProAmpac PG Borrower LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 4.000% 03/07/2033	7.782%	81,730	78,727
Total			800,796
Pharmaceuticals 0.1%
Alkermes, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.418%	16,805	16,920
Amneal Pharmaceuticals LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.668%	95,927	96,167
Dechra Pharmaceuticals Holdings Ltd.(b),(r)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	149,248	149,024
Total			262,111
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.168%	111,190	110,229
Broadstreet Partners Group LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.168%	489,222	476,566
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CRC Insurance Group LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.450%	72,782	71,668
HUB International Ltd.(b),(r)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.920%	148,679	148,252
Total			806,715
Restaurants 0.2%
Dave & Buster’s, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	148,125	123,156
Flynn Restaurant Group LP(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.418%	53,180	52,164
IRB Holding Corp.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.176%	148,027	147,580
Whatabrands LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.168%	61,032	60,890
Total			383,790
Retailers 0.3%
Belron Finance 2019 LLC(b),(r)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.660%	99,578	99,478
Great Outdoors Group LLC(b),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.918%	486,212	484,753
Harbor Freight Tools USA, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.918%	49,003	48,439
Mavis Tire Express Services Topco Corp.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.668%	66,000	65,893
Total			698,563
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
ACP Tara Holdings, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.950%	107,143	107,500
Technology 1.7%
Ahead DB Holdings LLC(b),(r)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.200%	147,758	145,426
Applied Systems, Inc.(b),(r)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	147,759	144,721
Ascend Learning LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.668%	54,655	53,288
athenahealth Group, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.418%	434,044	425,363
Avaya, Inc.(b),(r)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.168%	105,045	93,140
BCPE Pequod Buyer, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	78,357	75,908
Boxer Parent Co., Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.673%	115,500	106,802
Central Parent LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.950%	147,008	104,389
Cloud Software Group, Inc.(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.950%	91,149	83,124
Cornerstone OnDemand, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	0.000%	149,225	108,188

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Darktrace Finco US LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	137,997	131,806
Ellucian Holdings, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/08/2029	6.168%	148,872	144,561
Fortress Intermediate 3, Inc.(b),(c),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.669%	148,131	146,835
Genesys Cloud Services Holdings I LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.168%	149,246	142,593
Icon Parent I, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	149,457	143,136
IGT Holding IV AB(b),(r)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	32,004	31,684
ION Platform Finance US, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	123,214	98,502
KnowBe4, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.417%	95,706	85,019
McAfee Corp.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.668%	294,759	262,336
Mitchell International, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.668%	138,960	132,252
Nielsen Consumer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.918%	148,132	145,910
Peraton Corp.(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	324,295	276,192
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Boost Purchaser LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	148,875	143,274
Proofpoint, Inc.(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	148,111	143,174
Sanmina Corp.(b),(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.668%	70,000	69,913
Storable, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.918%	197,721	188,922
UKG, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	42,216	40,280
Ultra Clean Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.418%	3,576	3,574
Virtusa Corp.(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.918%	147,000	131,749
Total			3,802,061
Tobacco 0.0%
Savor Acquisition, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	37,406	37,413
Transportation Services 0.1%
Apple Bidco LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.168%	116,705	116,705
Student Transportation of America Holdings, Inc.(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		11,733	11,755
Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Student Transportation of America Holdings, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%		61,366	61,482
Total				189,942
Total Senior Loans (Cost $23,357,240)				22,653,011

Treasury Bills(k) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.1%
Turkiye Government Bond
08/12/2026	36.600%	TRY	10,500,000	232,410
Total Treasury Bills (Cost $245,346)				232,410

U.S. Treasury Obligations 1.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%		200,000	187,547
05/15/2032	2.875%		2,905,000	2,717,083
Total U.S. Treasury Obligations (Cost $3,102,330)				2,904,630

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,310,529)	466,203

Put Option Contracts Purchased 0.2%

(Cost $465,936)	397,106

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(j),(u)	17,604,805	17,597,763
Total Money Market Funds (Cost $17,597,724)		17,597,763
Total Investments in Securities (Cost: $249,457,813)		246,616,769
Other Assets & Liabilities, Net		(22,069,218)
Net Assets		224,547,551
At March 31, 2026, securities and/or cash totaling $2,436,248 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
110,344 USD	95,134 EUR	Citi	04/10/2026	—	(338)
9,440,000 EUR	10,954,176 USD	HSBC	04/10/2026	38,522	—
10,777,225 USD	9,313,634 EUR	HSBC	04/10/2026	—	(7,690)
Total				38,522	(8,028)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	187	06/2026	EUR	19,775,250	9,015	—
U.S. Treasury 10-Year Note	47	06/2026	USD	5,219,203	—	(106,261)
U.S. Treasury Ultra Bond	129	06/2026	USD	15,036,563	—	(472,940)
Total					9,015	(579,201)

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(53)	06/2026	USD	(6,035,375)	198,948	—
U.S. Treasury 2-Year Note	(95)	06/2026	USD	(19,707,305)	139,311	—
U.S. Treasury 2-Year Note	(140)	06/2026	USD	(29,042,344)	—	(25,645)
U.S. Treasury 5-Year Note	(144)	06/2026	USD	(15,577,875)	108,525	—
U.S. Treasury Ultra 10-Year Note	(99)	06/2026	USD	(11,238,047)	251,864	—
Total					698,648	(25,645)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,150,704	7,150,704	3.70	09/28/2026	94,747	95,079
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	5,000,000	5,000,000	3.50	11/16/2026	84,500	50,324
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	11,627,000	11,627,000	3.35	04/16/2026	146,791	1,835
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	11,495,000	11,495,000	3.50	06/11/2026	189,667	40,421
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,890,000	7,890,000	3.33	07/31/2026	104,740	28,695
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,428,000	5,428,000	3.50	10/29/2026	146,827	49,188
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	15,908,538	15,908,538	3.50	04/16/2026	286,354	33,456
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	8,219,456	8,219,456	3.10	07/09/2026	79,277	20,857
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	11,561,312	11,561,312	3.25	03/10/2027	126,596	104,418
7-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,400,000	5,400,000	3.25	12/16/2026	51,030	41,930
Total							1,310,529	466,203

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,018,940	6,018,940	4.25	06/23/2026	106,836	23,507
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	22,500,000	22,500,000	3.40	08/05/2026	359,100	373,599
Total							465,936	397,106

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(15,908,538)	(15,908,538)	3.00	04/16/2026	(152,722)	(2,044)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(7,954,500)	(7,954,500)	3.20	04/16/2026	(70,000)	(3,041)
Total							(222,722)	(5,085)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	2,100,000	846,009	—	—	846,009	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	62,501	(292)	115,079	—	—	(52,870)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	58,502	(175)	75,922	—	—	(17,595)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	25,000	(116)	27,607	—	—	(2,723)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	25,000	(116)	6,104	—	18,780	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	58,797	(187)	69,688	—	—	(11,078)
Total							229,800	(886)	294,400	—	18,780	(84,266)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	62.993	USD	499,745	(136,586)	291	—	(98,463)	—	(37,832)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	62.993	USD	499,745	(136,586)	292	—	(76,272)	—	(60,022)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	47.271	USD	169,581	(46,003)	98	—	(31,629)	—	(14,276)
Total								(319,175)	681	—	(206,364)	—	(112,130)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.849	USD	19,670,000	208,454	—	—	208,454	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $98,790,227, which represents 44.00% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)	Valuation based on significant unobservable inputs.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of March 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(h)	Represents a security purchased on a when-issued basis.
(i)	Perpetual security with no specified maturity date.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	1,985,970	—	—	(12,250)	1,973,720	—	—	18,106	98,000
Columbia Short-Term Cash Fund, 3.790%
	16,290,995	19,675,836	(18,367,512)	(1,556)	17,597,763	—	(451)	152,268	17,604,805
Itasca Park LLC
	345,383	640,000	—	4,137	989,520	—	—	—	—
Itasca Park LLC - Unfunded
	1,248,000	(640,000)	—	—	608,000	—	—	—	—
Total	19,870,348			(9,669)	21,169,003	—	(451)	170,374

(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)
The Fund’s committed equity ownership interest in the joint venture is 2% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $1,597,520, which represents 0.71% of total net assets.

(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $1,597,520, which represents 0.71% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-03/23/2026	—	992,000	989,520
Itasca Park LLC - Unfunded	07/28/2025	—	608,000	608,000
			1,600,000	1,597,520

(p)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(q)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(r)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	Represents a security purchased on a forward commitment basis.
(t)
At March 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.476%	6,726
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	24,194
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	10,877
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033	2,191
Student Transportation of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032	11,733
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	7,053

(u)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Columbia Variable Portfolio – Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2026 (Unaudited)
Currency Legend
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Strategic Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7026_(05/26)